EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Components of net periodic benefit cost
Contributions to pension and other postretirement benefit plans	$ 28	$ 31
Expected contributions to pension and other postretirement benefit plans during remainder of 2014	108
Defined Benefit Plans
Components of net periodic benefit cost
Service cost	15	17
Interest cost	37	33
Expected return on plan assets	(49)	(44)
Amortization of prior service benefit	(1)	(2)
Amortization of actuarial loss	15	21
Special termination benefits	3	5
Settlement loss	1
Net periodic benefit cost	21	30
Other Postretirement Benefit Plans
Components of net periodic benefit cost
Service cost	1	1
Interest cost	1	1
Amortization of prior service benefit	(1)
Net periodic benefit cost	$ 1	$ 2